Cash Distributions and Earnings / (Losses) Per Unit (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($) $ / shares
Description of the distribution amount per unit for all classes of units	First, 98% to the holders of common units and 2% to the General Partner until each common unit has received a minimum quarterly distribution of $0.4125 plus any arrearages from previous quarters; Second, 98% to the holders of subordinated units and 2% to the General Partner until each subordinated unit has received a minimum quarterly distribution of $0.4125; and Third, 98% to all unitholders, pro rata, and 2% to General Partner, until each unit has received an aggregate amount of $0.4744.
Description of loss allocation	Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units, subordinated units and general partner units on a 98%-2% basis.
Common and subordinated units
Net loss allocated to each class of unit	98.00%
General Partner
Net loss allocated to each class of unit	2.00%
Minimum annual distribution
Cash distribution per unit	$ 1.65
Installment 4 - FY 2016
Declaration date	Jan. 23, 2017
Payment date	Feb. 14, 2017
Dividends payable date of record	Feb. 09, 2017
Cash distribution per unit	$ 0.4225
Aggregate amount of cash distribution paid | $	$ 9,019
Installment 1 - FY 2017
Declaration date	Apr. 24, 2017
Payment date	May 11, 2017
Dividends payable date of record	May 05, 2017
Cash distribution per unit	$ 0.4225
Aggregate amount of cash distribution paid | $	$ 9,030
Minimum Quarterly Distribution | Total Quarterly Distribution Total Amount
Cash distribution per unit	$ 0.4125